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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number: 811-3634

                          The Guardian Bond Fund, Inc.
               (Exact name of registrant as specified in charter)

                      7 Hanover Square, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                             Richard T. Potter, Jr.
                       The Guardian Life Insurance Company
                                7 Hanover Square
                               New York, NY 10004
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-598-8359
Date of fiscal year end: 12/31
Date of reporting period: 7/1/2004 to 6/30/2005

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<PRE>
The Guardian Bond Fund, Inc. held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.
</PRE>

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Guardian Bond Fund, Inc.


By (Signature and Title)*: /s/ Thomas G. Sorell
                           -----------------------------------------
                           Thomas G. Sorell
                           President and Principal Executive Officer

Date: August 26, 2005

* Print the name and title of each signing officer under his or her signature.